Customers and Other Financing and Non-Financing Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Domestic customers
Trade and Other Receivables [Line Items]
Total	$ 79,069,658	$ 69,979,713
Domestic customers | Total
Trade and Other Receivables [Line Items]
Total	87,822,058	75,617,469
Domestic customers | Current
Trade and Other Receivables [Line Items]
Total	77,163,100	68,957,994
Domestic customers | 1 to 30 days
Trade and Other Receivables [Line Items]
Total	2,951,072	1,386,538
Domestic customers | 31 to 60 days
Trade and Other Receivables [Line Items]
Total	222,775	876,493
Domestic customers | 61 to 90 days
Trade and Other Receivables [Line Items]
Total	268,165	527,907
Domestic customers | More than 90 days
Trade and Other Receivables [Line Items]
Total	7,216,946	3,868,537
Domestic customers | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total	(8,752,400)	(5,637,756)
Export customers
Trade and Other Receivables [Line Items]
Total	32,324,773	37,137,432
Export customers | Total
Trade and Other Receivables [Line Items]
Total	32,492,319	37,328,211
Export customers | Current
Trade and Other Receivables [Line Items]
Total	27,530,400	34,697,823
Export customers | 1 to 30 days
Trade and Other Receivables [Line Items]
Total	3,470,255	1,186,553
Export customers | 31 to 60 days
Trade and Other Receivables [Line Items]
Total	615,237	15,010
Export customers | 61 to 90 days
Trade and Other Receivables [Line Items]
Total	12,267	6,117
Export customers | More than 90 days
Trade and Other Receivables [Line Items]
Total	864,160	1,422,708
Export customers | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total	$ (167,546)	$ (190,779)